CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, authorized (in shares)	658,311,424	414,033,220	643,333,662
Redeemable convertible preferred stock, issued (in shares)	412,742,897	412,742,897	321,626,778
Redeemable convertible preferred stock, outstanding (in shares)	412,742,897	412,742,897	321,626,778
Redeemable convertible preferred stock, Liquidation preference	$ 2,191,086	$ 2,191,086	$ 922,786
Common stock, par value (in USD per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	1,057,152,204	777,354,000	1,400,000,000
Common stock, shares issued (in shares)	232,609,957	229,031,546	224,802,545
Common stock, shares outstanding (in shares)	232,609,957	229,031,546	224,802,545